Leases - Disclosure of Changes in Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets and Lease Liability [Abstract]
As at 1 January	$ 77.5	$ 52.6
Additions during the year	29.0	37.9
Interest expense charged to income statement	5.3	3.5	$ 2.4
Payment of lease liabilities	(18.0)	(15.0)	(11.4)
Foreign exchange revaluation	3.5	(1.5)
Lease incentive	0.0	0.0
As at 31 December	97.3	77.5	52.6
Lease liabilities [abstract]
Current liability	9.9	10.5
Non-current liability	87.4	67.0
Total lease liability	$ 97.3	$ 77.5	$ 52.6